Notes to consolidated statements of cash flows - Additional information (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Notes to consolidated statements of cash flows
Additions to right-of-use assets	€ 46,836	€ 36,854	€ 18,268
Lease liabilities additions	46,465	35,094	€ 15,606
Non-cash transaction	€ 0	€ 50,000